Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement [Line Items]
Net Income		$ 2,630	$ 2,489	$ 1,962	$ 5,119	$ 4,100
Net change in unrealized gains (losses) on fair value through OCI debt securities
Reclassification to earnings of (gains) during the period	[1]	(22)	(11)	(15)	(33)	(21)
Net change in unrealized gains (losses) on fair value through OCI debt securities		(83)	192	(152)	109	(38)
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(798)	(569)	818	(1,367)	1,193
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	189	173	184	362	525
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges		(609)	(396)	1,002	(1,005)	1,718
Net (losses) on translation of net foreign operations
Unrealized (losses) on translation of net foreign operations		(21)	(1,931)	(3,205)	(1,952)	(593)
Unrealized gains on hedges of net foreign operations	[4]	8	532	747	540	206
Net (losses) on translation of net foreign operations		(13)	(1,399)	(2,458)	(1,412)	(387)
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period	[5]	39	(3)	0	36	(11)
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	64	56	(28)	120	(6)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	292	(242)	146	50	58
Items that will not be subsequently reclassified to net income		395	(189)	118	206	41
Total Other Comprehensive Income (Loss), net of taxes		(310)	(1,792)	(1,490)	(2,102)	1,334
Total Comprehensive Income		2,320	697	472	3,017	5,434
Attributable to:
Bank shareholders		2,316	698	470	3,014	5,428
Non-controlling interest in subsidiaries		4	(1)	2	3	6
Total Comprehensive Income		2,320	697	472	3,017	5,434
Debt securities
Net change in unrealized gains (losses) on fair value through OCI debt securities
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ (61)	$ 203	$ (137)	$ 142	$ (17)

[1]	Net of income tax provision of $8 million, $3 million, $6 million for the three months ended and $11 million and $8 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $302 million, $221 million, $(302) million for the three months ended and $523 million and $(450) million for the six months ended, respectively.
[3]	Net of income tax (recovery) of $(71) million, $(67) million, $(70) million for the three months ended and $(138) million and $(199) million for the six months ended, respectively.
[4]	Net of income tax (provision) of $(3) million, $(205) million, $(287) million for the three months ended and $(208) million and $(79) million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(4) million, $1 million, nil million for the three months ended and $(3) million and $4 million for the six months ended, respectively.
[6]	Net of income tax(provision) recovery of $(25) million, $(21) million, $11 million for the three months ended and $(46) million and $3 million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $(112) million, $93 million, $(56) million for the three months ended and $(19) million and $(22) million for the six months ended, respectively.
[8]	Net of income tax (provision) recovery of $22 million, $(73) million, $50 million for the three months ended and $(51) million and $5 million for the six months ended, respectively.